Schedule of future minimum lease payments under non-cancellable operating lease agreements (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
2025	$ 10,404	$ 13,274	$ 36,421
Total future minimum lease payments	10,404	13,274	36,421
Less imputed interest	(46)	(59)	(609)
Present value of operating lease liabilities	10,358	13,215	35,812
Less: current portion	(10,358)	(13,215)	(35,812)
Long-term portion